Subsequent Events - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Aug. 31, 2025
Subsequent Event [Line Items]
Proceeds from warrant exercises			$ 660,806	$ 5,852,396
Subsequent Event [Member] | Imperial Petroleum Inc [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Company paid dividends	$ 189,583
Class B2 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant or right issued					422,464
Class C2 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant or right issued		250,000
Class B2 and C2 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from warrant exercises		$ 2,043,615